Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans

14. Employee Benefit Plans

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB17,909,266, RMB30,548,243 and RMB34,901,469 for the years ended December 31, 2013, 2014 and 2015, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.